Note 2 - Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues		$ 0	$ 21,818	$ 15,256
Revenue, discontinued operations	$ 1,181		6,205	3,328
Insurance Referral Services [Member]
Revenues		0	21,818	15,256
Transferred at Point in Time [Member] | Insurance Referral Services [Member]
Revenues		$ 0	21,818	15,256
Transferred at Point in Time [Member] | Wealth Management [Member]
Revenue, discontinued operations	11		2,286	376
Transferred at Point in Time [Member] | Asset Management [Member]
Revenue, discontinued operations	$ 1,170		$ 3,919	$ 2,952